Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Weighted-average common shares for the computation of EPS
Weighted-average common shares for the computation of EPS were:

(in thousands)	2011	2010	2009
Basic weighted-average shares outstanding	49,746	49,138	48,379
Diluted weighted-average shares outstanding	49,937	49,424	48,641

Components of Other Comprehensive (Loss) Income
The components of OCI at December 31 were:

(in thousands)	2011	2010
Foreign currency translation	$(29,720)	$(1,475)
Pension liability (net of tax)	(9,712)	(13,324)
Unrealized gain on cash flow hedges (net of tax)	384	169
Accumulated other comprehensive loss	$(39,048)	$(14,630)